Unaudited Interim Condensed Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (3,660,825)	$ (1,078,673)
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Provision for doubtful accounts	(14,357)	114,462
Depreciation and amortization	48,661	144,947
Non-cash operating lease expenses	106,548
Share based compensation expenses	1,773,600
Foreign exchange gain	(42,850)
Deferred tax expenses		118,159
Changes in assets and liabilities
Accounts receivable	238,212	(761,458)
Other receivables	(96,868)	(68,925)
Prepayments	151,732	(366,835)
Accounts receivable - related party		(379,248)
Due from related parties	(234,387)
Other non-current assets	7,623	1,971
Accounts payable	(162,766)	257,028
Accruals and other payables	23,477	1,026,012
Advance from clients	(147,524)	423,795
Taxes payable	(53,344)	43,880
Operating lease liabilities	(103,266)	(102,504)
Net cash used in operating activities	(2,166,334)	(627,389)
Cash flows from investing activities
Purchase of property and equipment	(5,690)	13,284
Purchase of intangible assets	(29,761)	(4,028,815)
Net cash used in investing activities	(35,451)	(4,015,531)
Cash flows from financing activities
IPO proceeds net of deferred offering cost		8,047,056
Due from related parties	881,306
Due to related parties	(186,901)	(1,099,907)
Net cash provided by financing activities	694,405	6,947,149
Effect of exchange rates on cash	(42,813)	(65,734)
Net increase (decrease) in cash and restricted cash	(1,550,193)	2,238,495
Cash and restricted cash at beginning of period	4,648,980	2,654,185
Cash and restricted cash at end of period	3,098,787	4,892,680
Cash at end of period	3,098,787	4,892,680
Restricted cash at end of period
Cash and restricted cash at end of period	3,098,787	4,892,680
Supplemental disclosure information
Cash paid for interest expenses
Cash paid for income tax	420
Supplemental disclosure of non-cash financing activities:
Operating lease asset obtained in exchange for operating lease obligation		$ 103,499